Summary of Significant Accounting Policies- Schedule of Disaggregation of Revenue (Details) (10-K) - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2019		Sep. 30, 2018		Dec. 31, 2018		Dec. 31, 2017
Revenues from contracts with customers	[1]	$ 1,095,320	[2]	$ 1,389,134	[2]	$ 3,441,307	[2]	$ 4,955,206	[2]	$ 6,077,667	[3]	$ 4,285,514	[3]
DropCar Operating Subscription Services [Member]
Revenues from contracts with customers		790,021		118,544		2,248,403		3,758,099		4,409,037		3,446,651
DropCar Operating Services On-Demand [Member]
Revenues from contracts with customers		$ 305,299		$ 270,590		$ 1,192,904		$ 1,197,107		1,668,630		838,863
DropCar Operating B2C [Member]
Revenues from contracts with customers										5,019,002		3,829,423
DropCar Operating B2B [Member]
Revenues from contracts with customers										$ 1,058,665		$ 456,091

[1]	All revenues are generated in the United States.
[2]	Represents revenues recognized by all types of services.
[3]	Represents revenues recognized by type of services.